Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2020 GBP (£) shares	Jun. 30, 2019 GBP (£)
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	32,479
Beginning balance	£ 63,522	£ 81,594
Issue of shares on exercise of options | shares	32
Issue of shares on exercise of options	£ 15	86
Issue of shares | shares	428
Ending balance, Shares | shares	32,939
Ending balance	£ 57,129	73,020
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,299	1,289
Issue of shares on exercise of options	1	1
Issue of equity	18
Ending balance	1,318	1,290
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	79,541	79,426
Issue of shares on exercise of options	14	85
Issue of equity	1,910
Ending balance	£ 81,465	£ 79,511